Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000012146 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000012146 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000012146 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012146 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012146 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000012146 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000012146 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012146 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000012146 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012146 | SectorU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000012146 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012146 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012146 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012147 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000012147 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000012147 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000012147 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012147 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000012147 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000012149 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012149 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012149 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012149 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012149 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000012149 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000012149 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000012149 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012149 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012149 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012149 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012149 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000012149 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012150 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012150 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000012150 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012150 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012150 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012150 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000012150 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000012150 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000012150 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012150 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012150 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000012150 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012151 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012151 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012151 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000012151 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012151 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000012151 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C000012153 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012153 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000012153 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012153 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012153 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000012153 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000012153 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000012153 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000012153 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012153 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012154 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012154 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000012154 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012154 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012154 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000012154 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000012154 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000012154 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000012154 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012154 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012154 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012154 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012154 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012155 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012155 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012155 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000012155 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012155 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000012155 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000012155 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000012155 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000012155 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012155 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012155 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000012155 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012157 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000012157 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000012157 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000012157 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012157 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012157 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000012157 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012157 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000012158 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000012158 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000012158 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012158 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000012158 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000012158 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000012158 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000012158 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000012158 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012158 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012158 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012158 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000012158 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012159 | Asia
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000012159 | Europe
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000012159 | North America
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000012159 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012159 | South America
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012159 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%